Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed consolidated balance sheet
Condensed Consolidating Balance Sheet

	December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$3	$318	$6	$737	$140	$—	$1,204
Restricted cash	—	—	—	1	210	—	211
Flight equipment held for operating leases, net	—	9,455	—	3,317	22,280	—	35,052
Maintenance rights and lease premium, net	—	569	—	58	486	—	1,113
Flight equipment held for sale	—	26	—	—	158	—	184
Net investment in finance and sales-type leases	—	494	—	63	446	—	1,003
Prepayments on flight equipment	—	1,338	—	5	1,682	—	3,025
Investments including investments in subsidiaries	10,495	1,336	8,774	5,948	133	(26,553)	133
Intercompany receivables	130	17,305	67	12,325	5,375	(35,202)	—
Other assets	79	482	101	351	271	—	1,284
Total Assets	$10,707	$31,323	$8,948	$22,805	$31,181	$(61,755)	$43,209
Liabilities and Equity
Debt	$—	$17,257	$808	$8	$11,435	$—	$29,508
Intercompany payables	1,873	3,480	4,604	11,477	13,768	(35,202)	—
Other liabilities	6	1,791	2	688	2,333	—	4,820
Total liabilities	1,879	22,528	5,414	12,173	27,536	(35,202)	34,328

Total AerCap Holdings N.V. shareholders’ equity	8,828	8,795	3,534	10,565	3,659	(26,553)	8,828
Non-controlling interest	—	—	—	67	(14)	—	53
Total Equity	8,828	8,795	3,534	10,632	3,645	(26,553)	8,881
Total Liabilities and Equity	$10,707	$31,323	$8,948	$22,805	$31,181	$(61,755)	$43,209

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Balance Sheet

	December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Assets
Cash and cash equivalents	$21	$222	$14	$1,227	$176	$—	$1,660
Restricted cash	—	—	—	10	354	—	364
Flight equipment held for operating leases, net	—	10,461	—	1,959	19,977	—	32,397
Maintenance rights and lease premium, net	—	758	—	35	709	—	1,502
Flight equipment held for sale	—	168	—	—	463	—	631
Net investment in finance and sales-type leases	—	520	—	193	283	—	996
Prepayments on flight equipment	—	2,340	—	4	586	—	2,930
Investments including investments in subsidiaries	9,632	1,066	8,037	5,670	122	(24,405)	122
Intercompany receivables	128	14,495	80	9,989	5,281	(29,973)	—
Other assets	96	603	85	366	288	—	1,438
Total Assets	$9,877	$30,633	$8,216	$19,453	$28,239	$(54,378)	$42,040
Liabilities and Equity
Debt	$—	$17,098	$398	$24	$10,901	$—	$28,421
Intercompany payables	1,276	3,527	4,875	9,202	11,093	(29,973)	—
Other liabilities	22	1,950	—	471	2,537	—	4,980
Total liabilities	1,298	22,575	5,273	9,697	24,531	(29,973)	33,401

Total AerCap Holdings N.V. shareholders’ equity	8,579	8,058	2,943	9,684	3,721	(24,405)	8,580
Non-controlling interest	—	—	—	72	(13)	—	59
Total Equity	8,579	8,058	2,943	9,756	3,708	(24,405)	8,639
Total Liabilities and Equity	$9,877	$30,633	$8,216	$19,453	$28,239	$(54,378)	$42,040

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated income statement
Condensed Consolidating Income Statement

	Year Ended December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$1,499	$—	$289	$2,749	$—	$4,537
Net gain on sale of assets	—	53	—	18	130	—	201
Other income (loss)	63	648	3	719	275	(1,646)	62
Total Revenues and other income	63	2,200	3	1,026	3,154	(1,646)	4,800
Expenses
Depreciation and amortization	—	563	—	130	986	—	1,679
Asset impairment	—	4	—	9	31	—	44
Interest expense	—	886	169	290	1,183	(1,354)	1,174
Leasing expenses	—	112	—	50	285	—	447
Selling, general and administrative expenses	80	100	—	139	278	(292)	305
Total Expenses	80	1,665	169	618	2,763	(1,646)	3,649
(Loss) income before income taxes and income of investments accounted for under the equity method	(17)	535	(166)	408	391	—	1,151
Provision for income taxes	2	(67)	21	(54)	(47)	—	(145)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	11	—	11
Net (loss) income before income from subsidiaries	(15)	468	(145)	354	355	—	1,017
Income (loss) from subsidiaries	1,031	256	724	692	(718)	(1,985)	—
Net income (loss)	$1,016	$724	$579	$1,046	$(363)	$(1,985)	$1,017
Net income attributable to non-controlling interest	—	—	—	—	(1)	—	(1)
Net income (loss) attributable to AerCap Holdings N.V.	$1,016	$724	$579	$1,046	$(364)	$(1,985)	$1,016

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Income Statement

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$1,671	$—	$214	$2,829	$—	$4,714
Net gain on sale of assets	—	113	—	20	96	—	229
Other income (loss)	49	672	4	577	409	(1,617)	94
Total Revenues and other income	49	2,456	4	811	3,334	(1,617)	5,037
Expenses
Depreciation and amortization	—	630	—	87	1,010	—	1,727
Asset impairment	—	9	—	3	49	—	61
Interest expense	—	759	176	410	1,108	(1,341)	1,112
Leasing expenses	—	258	—	30	250	—	538
Restructuring related expenses	—	—	—	—	15	—	15
Selling, general and administrative expenses	97	105	—	135	287	(276)	348
Total Expenses	97	1,761	176	665	2,719	(1,617)	3,801
(Loss) income before income taxes and income of investments accounted for under the equity method	(48)	695	(172)	146	615	—	1,236
Provision for income taxes	6	(87)	21	(33)	(72)	—	(165)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	9	—	9
Net (loss) income before income from subsidiaries	(42)	608	(151)	113	552	—	1,080
Income (loss) from subsidiaries	1,118	167	774	831	(901)	(1,989)	—
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Net loss attributable to non-controlling interest	—	—	—	—	(4)	—	(4)
Net income (loss) attributable to AerCap Holdings N.V.	$1,076	$775	$623	$944	$(353)	$(1,989)	$1,076

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Income Statement

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Revenues and other income
Lease revenue	$—	$2,058	$—	$205	$2,605	$—	$4,868
Net gain on sale of assets	—	33	—	6	100	—	139
Other income (loss)	6	653	—	552	359	(1,425)	145
Total Revenues and other income	6	2,744	—	763	3,064	(1,425)	5,152
Expenses
Depreciation and amortization	—	770	—	72	949	—	1,791
Asset impairment	—	32	—	—	50	—	82
Interest expense	—	753	184	385	955	(1,185)	1,092
Leasing expenses	—	290	—	27	266	—	583
Restructuring related expenses	—	—	—	—	53	—	53
Selling, general and administrative expenses	60	120	1	102	308	(240)	351
Total Expenses	60	1,965	185	586	2,581	(1,425)	3,952
(Loss) income before income taxes and income of investments accounted for under the equity method	(54)	779	(185)	177	483	—	1,200
Provision for income taxes	7	(97)	23	(36)	(70)	—	(173)
Equity in net earnings of investments accounted for under the equity method	—	—	—	—	13	—	13
Net (loss) income before income from subsidiaries	(47)	682	(162)	141	426	—	1,040
Income (loss) from subsidiaries	1,094	237	919	701	(867)	(2,084)	—
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Net loss attributable to non-controlling interest	—	—	—	—	7	—	7
Net income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$842	$(434)	$(2,084)	$1,047

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated statement of comprehensive income
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,016	$724	$579	$1,046	$(363)	$(1,985)	$1,017
Other comprehensive loss:
Net change in fair value of derivatives, net of tax	—	—	—	(14)	—	—	(14)
Actuarial gain on pension obligations, net of tax	—	—	—	(2)	—	—	(2)
Total other comprehensive loss	—	—	—	(16)	—	—	(16)
Comprehensive income (loss)	1,016	724	579	1,030	(363)	(1,985)	1,001
Comprehensive income attributable to non-controlling interest	—	—	—	—	(1)	—	(1)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,016	$724	$579	$1,030	$(364)	$(1,985)	$1,000

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Other comprehensive income:
Net change in fair value of derivatives, net of tax	—	—	—	13	2	—	15
Actuarial loss on pension obligations, net of tax	—	—	—	—	1	—	1
Total other comprehensive income	—	—	—	13	3	—	16
Comprehensive income (loss)	1,076	775	623	957	(346)	(1,989)	1,096
Comprehensive income attributable to non-controlling interest	—	—	—	—	(4)	—	(4)
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,076	$775	$623	$957	$(350)	$(1,989)	$1,092

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Other comprehensive (loss) income:
Net change in fair value of derivatives, net of tax	—	—	—	—	6	—	6
Actuarial loss on pension obligations, net of tax	—	—	—	(2)	—	—	(2)
Total other comprehensive (loss) income	—	—	—	(2)	6	—	4
Comprehensive income (loss)	1,047	919	757	840	(435)	(2,084)	1,044
Comprehensive loss attributable to non-controlling interest	—	—	—	—	7	—	7
Total comprehensive income (loss) attributable to AerCap Holdings N.V.	$1,047	$919	$757	$840	$(428)	$(2,084)	$1,051

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.

Condensed consolidated statements of cash flows

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2018
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,016	$724	$579	$1,046	$(363)	$(1,985)	$1,017
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,031)	(256)	(724)	(692)	718	1,985	—
Depreciation and amortization	—	563	—	130	986	—	1,679
Asset impairment	—	4	—	9	31	—	44
Amortization of debt issuance costs and debt discount	—	18	5	2	39	—	64
Amortization of lease premium	—	2	—	—	10	—	12
Amortization of fair value adjustments on debt	—	(142)	—	—	(1)	—	(143)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	8	—	—	14	—	22
Maintenance rights write-off	—	118	—	18	151	—	287
Maintenance liability release to income	—	(59)	—	(33)	(136)	—	(228)
Net gain on sale of assets	—	(53)	—	(18)	(130)	—	(201)
Deferred income taxes	(2)	65	(21)	54	52	—	148
Other	52	(8)	—	56	34	—	134
Cash flow from operating activities before changes in working capital	35	984	(161)	572	1,405	—	2,835
Working capital	781	(228)	(255)	(231)	(62)	—	5
Net cash provided by (used in) operating activities	816	756	(416)	341	1,343	—	2,840
Purchase of flight equipment	—	(1,228)	—	(1,217)	(1,591)	—	(4,036)
Proceeds from sale or disposal of assets	—	759	—	245	819	—	1,823
Prepayments on flight equipment	—	(610)	—	—	(1,303)	—	(1,913)
Collections of finance and sales-type leases	—	36	—	20	39	—	95
Other	—	—	—	—	(22)	—	(22)
Net cash used in investing activities	—	(1,043)	—	(952)	(2,058)	—	(4,053)
Issuance of debt	—	2,383	510	36	2,661	—	5,590
Repayment of debt	—	(2,046)	(100)	(17)	(2,198)	—	(4,361)
Debt issuance costs paid	—	(21)	(2)	(1)	(34)	—	(58)
Maintenance payments received	—	245	—	86	412	—	743
Maintenance payments returned	—	(161)	—	(15)	(283)	—	(459)
Security deposits received	—	63	—	58	87	—	208
Security deposits returned	—	(80)	—	(39)	(102)	—	(221)
Dividend paid to non-controlling interest holders	—	—	—	—	(8)	—	(8)
Repurchase of shares and tax withholdings on share-based compensation	(834)	—	—	—	—	—	(834)
Net cash (used in) provided by financing activities	(834)	383	408	108	535	—	600
Net (decrease) increase in cash and cash equivalents	(18)	96	(8)	(503)	(180)	—	(613)
Effect of exchange rate changes	—	—	—	4	—	—	4
Cash, cash equivalents and restricted cash at beginning of period	21	222	14	1,237	530	—	2,024
Cash, cash equivalents and restricted cash at end of period	$3	$318	$6	$738	$350	$—	$1,415

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2017
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,076	$775	$623	$944	$(349)	$(1,989)	$1,080
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,118)	(167)	(774)	(831)	901	1,989	—
Depreciation and amortization	—	630	—	87	1,010	—	1,727
Asset impairment	—	9	—	3	49	—	61
Amortization of debt issuance costs and debt discount	—	14	5	5	41	—	65
Amortization of lease premium	—	4	—	—	10	—	14
Amortization of fair value adjustments on debt	—	(192)	—	—	(3)	—	(195)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	16	—	1	14	—	31
Maintenance rights write-off	—	282	—	13	245	—	540
Maintenance liability release to income	—	(100)	—	(23)	(179)	—	(302)
Net gain on sale of assets	—	(113)	—	(20)	(96)	—	(229)
Deferred income taxes	(7)	87	(19)	35	61	—	157
Restructuring related expenses	—	—	—	—	5	—	5
Other	62	9	—	45	5	—	121
Cash flow from operating activities before changes in working capital	13	1,254	(165)	259	1,714	—	3,075
Working capital	1,143	(163)	(272)	693	(1,336)	—	65
Net cash provided by (used in) operating activities	1,156	1,091	(437)	952	378	—	3,140
Purchase of flight equipment	—	(1,685)	—	(549)	(1,723)	—	(3,957)
Proceeds from sale or disposal of assets	—	893	—	137	749	—	1,779
Prepayments on flight equipment	—	(936)	—	—	(332)	—	(1,268)
Collections of finance and sales-type leases	—	49	—	33	10	—	92
Other	—	(36)	—	—	(2)	—	(38)
Net cash used in investing activities	—	(1,715)	—	(379)	(1,298)	—	(3,392)
Issuance of debt	—	2,431	400	—	2,765	—	5,596
Repayment of debt	—	(2,400)	—	(317)	(1,978)	—	(4,695)
Debt issuance costs paid	—	(28)	(13)	(3)	(37)	—	(81)
Maintenance payments received	—	251	—	65	440	—	756
Maintenance payments returned	—	(216)	—	(40)	(267)	—	(523)
Security deposits received	—	58	—	30	98	—	186
Security deposits returned	—	(79)	—	(11)	(98)	—	(188)
Repurchase of shares and tax withholdings on share-based compensation	(1,139)	—	—	—	—	—	(1,139)
Net cash (used in) provided by financing activities	(1,139)	17	387	(276)	923	—	(88)
Net (decrease) increase in cash and cash equivalents	17	(607)	(50)	297	3	—	(340)
Cash, cash equivalents and restricted cash at beginning of period	4	829	64	940	527	—	2,364
Cash, cash equivalents and restricted cash at end of period	$21	$222	$14	$1,237	$530	$—	$2,024

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2016
	AerCap Holdings N.V.	AerCap Global Aviation Trust	AerCap Ireland Capital Designated Activity Company	Guarantors(a)	Non- Guarantors	Eliminations	Total
	(U.S. Dollars in millions)
Net income (loss)	$1,047	$919	$757	$842	$(441)	$(2,084)	$1,040
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from subsidiaries	(1,094)	(237)	(919)	(701)	867	2,084	—
Depreciation and amortization	—	770	—	72	949	—	1,791
Asset impairment	—	32	—	—	50	—	82
Amortization of debt issuance costs and debt discount	—	13	5	4	34	—	56
Amortization of lease premium	—	7	—	—	13	—	20
Amortization of fair value adjustments on debt	—	(330)	—	—	(6)	—	(336)
Accretion of fair value adjustments on deposits and maintenance liabilities	—	33	—	2	20	—	55
Maintenance rights write-off	—	395	—	22	235	—	652
Maintenance liability release to income	—	(206)	—	(19)	(196)	—	(421)
Net gain on sale of assets	—	(33)	—	(6)	(100)	—	(139)
Deferred income taxes	(7)	98	(22)	28	64	—	161
Restructuring related expenses	—	—	—	—	34	—	34
Other	63	13	—	(7)	53	—	122
Cash flow from operating activities before changes in working capital	9	1,474	(179)	237	1,576	—	3,117
Working capital	1,002	911	181	(545)	(1,285)	—	264
Net cash provided by (used in) operating activities	1,011	2,385	2	(308)	291	—	3,381
Purchase of flight equipment	—	(594)	—	(298)	(2,001)	—	(2,893)
Proceeds from sale or disposal of assets	—	998	—	158	1,211	—	2,367
Prepayments on flight equipment	—	(937)	—	(9)	(1)	—	(947)
Collections of finance and sales-type leases	—	26	—	22	26	—	74
Other	—	—	—	(22)	—	—	(22)
Net cash used in investing activities	—	(507)	—	(149)	(765)	—	(1,421)
Issuance of debt	—	1,012	35	—	2,595	—	3,642
Repayment of debt	—	(2,825)	(35)	(8)	(2,346)	—	(5,214)
Debt issuance costs paid	—	(9)	—	(2)	(24)	—	(35)
Maintenance payments received	—	292	—	39	465	—	796
Maintenance payments returned	—	(234)	—	(30)	(241)	—	(505)
Security deposits received	—	57	—	25	120	—	202
Security deposits returned	—	(111)	—	(10)	(150)	—	(271)
Dividend paid to non-controlling interest holders	—	—	—	—	(11)	—	(11)
Repurchase of shares and tax withholdings on share-based compensation	(1,021)	—	—	—	—	—	(1,021)
Net cash (used in) provided by financing activities	(1,021)	(1,818)	—	14	408	—	(2,417)
Net increase (decrease) in cash and cash equivalents	(10)	60	2	(443)	(66)	—	(457)
Effect of exchange rate changes	—	—	—	(1)	—	—	(1)
Cash and cash equivalents at beginning of period	14	769	62	1,384	593	—	2,822
Cash, cash equivalents and restricted cash at end of period	$4	$829	$64	$940	$527	$—	$2,364

(a)	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.